Fair Value Measurements - Schedule of Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 16,016	$ 16,019	$ 9,070
Total assets measured at fair value	36,739	42,602	73,098
Available-for-sale [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	20,723	26,583	64,028
Available-for-sale [Member] | Short-term Investments [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	4,297	7,773	6,497
Available-for-sale [Member] | Short-term Investments [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	9,357	6,144	21,943
Available-for-sale [Member] | Short-term Investments [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	7,069	12,666	18,260
Available-for-sale [Member] | Short-term Investments [Member] | United States Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			17,328
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	16,016	16,019	9,070
Total assets measured at fair value	16,016	16,019	26,398
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Available-for-sale [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			17,328
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Available-for-sale [Member] | Short-term Investments [Member] | United States Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			17,328
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	20,723	26,583	46,700
Significant Other Observable Inputs (Level 2) [Member] | Available-for-sale [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	20,723	26,583	46,700
Significant Other Observable Inputs (Level 2) [Member] | Available-for-sale [Member] | Short-term Investments [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	4,297	7,773	6,497
Significant Other Observable Inputs (Level 2) [Member] | Available-for-sale [Member] | Short-term Investments [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	9,357	6,144	21,943
Significant Other Observable Inputs (Level 2) [Member] | Available-for-sale [Member] | Short-term Investments [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	$ 7,069	$ 12,666	$ 18,260